Property and Equipment, Net - Property and Equipment Accumulated Depreciation (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 2,182,773	$ 2,103,175
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	41,606	37,904
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	1,886,807	1,845,098
Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 254,360	$ 220,172